As filed with the United States Securities and Exchange Commission on May 2, 2018

1933 Act Registration No. 002-27334

1940 Act Registration No. 811-01540

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 133	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133

AIM FUNDS GROUP (INVESCO FUNDS GROUP)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Name and Address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente , Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 2nd day of May, 2018.

Registrant:	AIM FUNDS GROUP
(INVESCO FUNDS GROUP)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	May 2, 2018
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 2, 2018
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 2, 2018
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	May 2, 2018
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	May 2, 2018
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 2, 2018
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 2, 2018
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	May 2, 2018
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	May 2, 2018
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 2, 2018
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	May 2, 2018
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	May 2, 2018
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	May 2, 2018
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	May 2, 2018
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 2, 2018
(Kelli Gallegos)

By	/s/ Sheri Morris

Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 132 on April 25, 2018.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def